Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

Note 10: - Property, Plant And Equipment

a.	Composition and movement:

2020

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2020	$32,714	$28,198	$85	$7,218	$1,139	$69,354
Additions	944	3,175	-	894	-	5,013
Sale and write-off	-	(74)	(54)		-	(128)

Balance as of December 31, 2020	33,658	31,299	31	8,112	1,139	74,239

Accumulated Depreciation

Balance as of January 1, 2020	18,639	20,524	70	5,267	304	44,804
Depreciation	1,410	1,660	4	694	116	3,884
Sale and write-off	-	(74)	(54)	-	-	(128)

Balance as of December 31, 2020	20,049	22,110	20	5,961	420	48,560

Depreciated cost as of December 31, 2020	$13,609	$9,189	$11	$2,151	$719	$25,679

(1)	Including labor costs charged in 2020 to the cost of facilities, machinery and equipment in the amount of $746 thousands.

2019

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2019	$31,613	$27,044	$85	$6,910	$1,125	$66,776
Additions	1,101	1,302	-	699	14	3,116
Sale and write-off	-	(148)	-	(391)	-	(539)

Balance as of December 31, 2019	32,714	28,198	85	7,218	1,139	69,354

Accumulated Depreciation

Balance as of January 1, 2019(*)	17,407	19,090	65	5,022	189	41,773
Depreciation and impairment	1,232	1,575	5	636	115	3,563
Sale and write-off	-	(141)	-	(391)	-	(532)

Balance as of December 31, 2019	18,639	20,524	70	5,267	304	44,804

Depreciated cost as of December 31, 2019	$14,075	$7,674	$15	1,951	$835	$24,550

(1)	Including labor costs charged in 2019 to the cost of facilities, machinery and equipment in the amount of $493 thousands.

b.	As for liens, refer to Note 18.

c.	Leasing rights of land from the Israel land administration.

	December 31,
	2020	2019
	U.S. Dollars in thousands

Under finance lease	$980	$992

A Company’s subsidiary capitalized leasing rights from the Israel Land Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. The sum attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the option period.

During 2010, the Company signed an agreement with the Israel Land Administration to consolidate its leasing rights and extend the lease period to 2058, including an extension option for additional 49 years thereafter.